UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3114

Fidelity Select Portfolios

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® International Real Estate Fund

October 31, 2017

IRE-QTLY-1217
1.809077.114

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
Australia - 8.2%
360 Capital Group Ltd. unit	4,169,115	$3,238,695
Abacus Property Group unit	2,291,476	6,664,368
Arena (REIT) unit	2,592,245	4,444,103
Mirvac Group unit	4,622,154	8,525,533
National Storage (REIT) unit	6,138,700	6,929,925
Propertylink Group unit	8,131,393	6,223,362
Rural Funds Group unit	1,374,630	2,325,081

TOTAL AUSTRALIA		38,351,067

Austria - 2.0%
BUWOG-Gemeinnuetzige Wohnung	321,044	9,259,450
Belgium - 0.8%
Warehouses de Pauw	35,484	3,836,992
Bermuda - 5.5%
Great Eagle Holdings Ltd.	656,752	3,615,697
Hongkong Land Holdings Ltd.	1,198,100	8,686,225
Tai Cheung Holdings Ltd.	8,374,000	9,660,574
Wing Tai Properties Ltd.	5,086,000	3,520,445

TOTAL BERMUDA		25,482,941

Cayman Islands - 0.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	6,300	1,164,807
France - 4.1%
Altarea SCA	48,061	10,818,880
Societe Fonciere Lyonnaise SA	130,918	8,387,491

TOTAL FRANCE		19,206,371

Germany - 8.4%
LEG Immobilien AG	145,215	14,750,202
Vonovia SE	558,114	24,548,502

TOTAL GERMANY		39,298,704

Greece - 0.5%
Grivalia Properties REIC	228,591	2,383,154
Hong Kong - 7.5%
Henderson Land Development Co. Ltd.	1,166,100	7,600,711
Hysan Development Co. Ltd.	2,535,703	12,253,698
Magnificent Hotel Investment Ltd.	111,501,000	3,358,722
Sino Land Ltd.	6,846,991	11,795,775

TOTAL HONG KONG		35,008,906

India - 0.6%
Oberoi Realty Ltd.	415,430	3,045,952
Ireland - 1.6%
Hibernia (REIT) PLC	2,527,704	4,342,984
Irish Residential Properties REIT PLC	1,801,700	3,095,598

TOTAL IRELAND		7,438,582

Israel - 1.0%
Azrieli Group	82,300	4,644,092
Italy - 0.6%
Immobiliare Grande Distribuzione SpA	2,489,388	2,878,015
Japan - 18.3%
Advance Residence Investment Corp.	3,868	9,092,724
Comforia Residential REIT, Inc.	3,367	6,897,362
Daibiru Corp.	427,700	5,042,552
Goldcrest Co. Ltd.	86,400	1,871,889
Ichigo, Inc. (b)	1,691,900	6,016,871
Invincible Investment Corp.	644	261,014
Japan Rental Housing Investment, Inc.	11,026	7,623,759
Japan Senior Living Investment Corp.	3,813	4,650,851
Kenedix, Inc.	603,700	3,529,589
Mitsubishi Estate Co. Ltd.	1,043,800	18,928,839
Mitsui Fudosan Co. Ltd.	832,200	19,424,371
Ship Healthcare Holdings, Inc.	34,300	1,072,626
Uchiyama Holdings Co. Ltd.	227,700	1,085,384

TOTAL JAPAN		85,497,831

Mexico - 0.5%
Corporacion Inmobiliaria Vesta S.A.B. de CV	1,840,262	2,284,519
Netherlands - 0.9%
VastNed Retail NV	94,520	4,137,619
New Zealand - 1.2%
Arvida Group Ltd. (b)	1,926,890	1,569,099
Auckland International Airport Ltd.	782,128	3,334,359
Oceania Healthcare Ltd.	962,607	619,189

TOTAL NEW ZEALAND		5,522,647

Norway - 2.6%
Olav Thon Eiendomsselskap A/S	469,785	9,288,722
Self Storage Group ASA	935,198	1,602,935
Selvaag Bolig ASA	406,359	1,482,554

TOTAL NORWAY		12,374,211

Singapore - 7.9%
Parkway Life REIT	5,920,400	12,378,505
United Industrial Corp. Ltd.	1,089,700	2,630,117
UOL Group Ltd.	1,894,847	12,566,515
Wing Tai Holdings Ltd.	5,251,481	9,246,243

TOTAL SINGAPORE		36,821,380

Spain - 0.8%
Inmobiliaria Colonial SA	396,170	3,769,819
Sweden - 5.4%
Amasten Holding AB (a)	5,245,000	2,192,817
Fastighets AB Trianon Class B	449,996	2,660,742
Hufvudstaden AB Series A	370,550	6,099,370
Klovern AB (B Shares) (b)	2,116,259	2,848,929
Kungsleden AB	290,600	2,074,065
Victoria Park AB (b)	1,840,351	6,792,788
Wallenstam AB (B Shares)	250,600	2,340,867

TOTAL SWEDEN		25,009,578

Switzerland - 2.0%
PSP Swiss Property AG	104,527	9,199,088
United Kingdom - 13.0%
Assura PLC	6,821,721	5,472,402
Big Yellow Group PLC	319,100	3,295,143
Capital & Counties Properties PLC	479,580	1,693,661
Empiric Student Property PLC	2,197,988	2,838,978
Grainger Trust PLC	902,281	3,336,247
Great Portland Estates PLC	1,089,600	8,994,051
Hammerson PLC	213,200	1,483,767
Hansteen Holdings PLC (b)	1,987,952	3,617,209
Helical Bar PLC	1,049,788	4,280,427
Land Securities Group PLC	879,620	11,285,462
Safestore Holdings PLC	725,268	4,288,454
St. Modwen Properties PLC	678,525	3,430,804
Unite Group PLC	384,190	3,587,142
Workspace Group PLC	277,600	3,262,946

TOTAL UNITED KINGDOM		60,866,693

United States of America - 0.8%
Alphabet, Inc. Class C (a)	1,800	1,829,952
Amazon.com, Inc. (a)	1,700	1,878,976

TOTAL UNITED STATES OF AMERICA		3,708,928

TOTAL COMMON STOCKS
(Cost $429,094,583)		441,191,346

Money Market Funds - 7.0%
Fidelity Cash Central Fund, 1.10% (c)	27,656,307	27,661,839
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	4,876,462	4,876,949
TOTAL MONEY MARKET FUNDS
(Cost $32,539,662)		32,538,788
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $461,634,245)		473,730,134
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(6,466,010)
NET ASSETS - 100%		$467,264,124

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$49,834
Fidelity Securities Lending Cash Central Fund	9,660
Total	$59,494

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$6,840,633	$6,840,633	$--	$--
Financials	6,223,362	6,223,362	--	--
Health Care	4,346,298	2,188,288	2,158,010	--
Industrials	3,334,359	3,334,359	--	--
Information Technology	2,994,759	2,994,759	--	--
Real Estate	417,451,935	334,112,114	83,339,821	--
Money Market Funds	32,538,788	32,538,788	--	--
Total Investments in Securities:	$473,730,134	$388,232,303	$85,497,831	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$80,429,265
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Real Estate Investment Portfolio

October 31, 2017

REA-QTLY-1217
1.809107.114

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (000s)
Equity Real Estate Investment Trusts (REITs) - 97.2%
REITs - Apartments - 19.6%
American Campus Communities, Inc.	835,993	$34,761
American Homes 4 Rent Class A	2,906,500	61,850
Apartment Investment & Management Co. Class A	1,964,874	86,415
AvalonBay Communities, Inc.	911,300	165,246
Camden Property Trust (SBI)	629,200	57,408
Equity Residential (SBI)	1,326,300	89,207
Essex Property Trust, Inc.	413,400	108,489
UDR, Inc.	5,131,041	199,033
		802,409
REITs - Diversified - 10.0%
Cousins Properties, Inc.	4,335,200	39,104
Digital Realty Trust, Inc.	1,348,300	159,693
Duke Realty Corp.	6,836,300	194,698
Forest City Realty Trust, Inc. Class A	677,623	16,690
		410,185
REITs - Health Care - 9.2%
Ventas, Inc.	3,283,454	206,037
Welltower, Inc.	2,540,540	170,115
		376,152
REITs - Hotels - 4.2%
DiamondRock Hospitality Co.	3,778,800	41,038
Host Hotels & Resorts, Inc.	6,176,905	120,820
RLJ Lodging Trust	410,800	8,898
		170,756
REITs - Manufactured Homes - 5.1%
Equity Lifestyle Properties, Inc.	1,398,387	123,729
Sun Communities, Inc.	925,663	83,550
		207,279
REITs - Office Property - 14.5%
Boston Properties, Inc.	1,536,400	186,181
Brandywine Realty Trust (SBI)	4,375,200	76,522
Douglas Emmett, Inc.	1,607,100	63,947
Highwoods Properties, Inc. (SBI)	809,723	41,336
Hudson Pacific Properties, Inc.	1,756,350	59,400
Piedmont Office Realty Trust, Inc. Class A	2,220,900	42,952
SL Green Realty Corp.	826,446	79,074
VEREIT, Inc.	5,893,300	46,498
		595,910
REITs - Regional Malls - 9.2%
General Growth Properties, Inc.	5,927,100	115,341
Simon Property Group, Inc.	1,593,772	247,561
The Macerich Co.	279,900	15,283
		378,185
REITs - Shopping Centers - 6.9%
Acadia Realty Trust (SBI)	1,750,023	49,263
Brixmor Property Group, Inc.	3,452,796	60,320
Kimco Realty Corp.	3,652,890	66,336
Kite Realty Group Trust	988,350	18,472
Regency Centers Corp.	1,076,300	66,246
Urban Edge Properties	957,000	22,451
		283,088
REITs - Single Tenant - 0.2%
Spirit Realty Capital, Inc.	1,045,000	8,684
REITs - Storage - 7.0%
Extra Space Storage, Inc.	1,339,040	109,252
Public Storage	865,500	179,375
		288,627
REITs - Warehouse/Industrial - 11.0%
DCT Industrial Trust, Inc.	1,827,873	106,053
Gramercy Property Trust	1,373,922	40,805
Prologis, Inc.	4,692,300	303,029
		449,887
Residential REITs - 0.3%
Invitation Homes, Inc. (a)	453,200	10,229

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		3,981,391

TOTAL COMMON STOCKS
(Cost $2,801,652)		3,981,391

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 1.10% (b)	115,756,052	115,779
Fidelity Securities Lending Cash Central Fund 1.11% (b)(c)	7,422,939	7,424
TOTAL MONEY MARKET FUNDS
(Cost $123,202)		123,203
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $2,924,854)		4,104,594
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(8,211)
NET ASSETS - 100%		$4,096,383

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$254
Fidelity Securities Lending Cash Central Fund	3
Total	$257

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Real Estate Fund

October 31, 2017

ZXL-QTLY-1217
1.9881645.100

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 95.4%
REITs - Apartments - 19.2%
American Campus Communities, Inc.	51	$2,121
American Homes 4 Rent Class A	186	3,958
Apartment Investment & Management Co. Class A	121	5,322
AvalonBay Communities, Inc.	56	10,154
Camden Property Trust (SBI)	40	3,650
Equity Residential (SBI)	82	5,515
Essex Property Trust, Inc.	26	6,823
UDR, Inc.	320	12,413
		49,956
REITs - Diversified - 9.9%
Cousins Properties, Inc.	270	2,435
Digital Realty Trust, Inc.	84	9,949
Duke Realty Corp.	426	12,132
Forest City Realty Trust, Inc. Class A	45	1,108
		25,624
REITs - Health Care - 9.0%
Ventas, Inc.	206	12,927
Welltower, Inc.	158	10,580
		23,507
REITs - Hotels - 4.1%
DiamondRock Hospitality Co.	229	2,487
Host Hotels & Resorts, Inc.	382	7,472
RLJ Lodging Trust	32	693
		10,652
REITs - Manufactured Homes - 5.1%
Equity Lifestyle Properties, Inc.	88	7,786
Sun Communities, Inc.	60	5,416
		13,202
REITs - Office Property - 14.1%
Boston Properties, Inc.	95	11,512
Brandywine Realty Trust (SBI)	273	4,775
Douglas Emmett, Inc.	98	3,899
Highwoods Properties, Inc. (SBI)	49	2,501
Hudson Pacific Properties, Inc.	107	3,619
Piedmont Office Realty Trust, Inc. Class A	138	2,669
SL Green Realty Corp.	50	4,784
VEREIT, Inc.	371	2,927
		36,686
REITs - Regional Malls - 9.0%
General Growth Properties, Inc.	367	7,142
Simon Property Group, Inc.	98	15,222
The Macerich Co.	18	983
		23,347
REITs - Shopping Centers - 6.7%
Acadia Realty Trust (SBI)	108	3,040
Brixmor Property Group, Inc.	216	3,774
Kimco Realty Corp.	223	4,050
Kite Realty Group Trust	73	1,364
Regency Centers Corp.	63	3,878
Urban Edge Properties	59	1,384
		17,490
REITs - Single Tenant - 0.2%
Spirit Realty Capital, Inc.	59	490
REITs - Storage - 7.0%
Extra Space Storage, Inc.	83	6,772
Public Storage	55	11,399
		18,171
REITs - Warehouse/Industrial - 10.8%
DCT Industrial Trust, Inc.	116	6,730
Gramercy Property Trust	87	2,584
Prologis, Inc.	292	18,857
		28,171
Residential REITs - 0.3%
Invitation Homes, Inc.	30	677
TOTAL COMMON STOCKS
(Cost $245,407)		247,973

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 1.10% (a)
(Cost $2,215)	2,214	2,215
TOTAL INVESTMENT IN SECURITIES - 96.3%
(Cost $247,622)		250,188
NET OTHER ASSETS (LIABILITIES) - 3.7%		9,722
NET ASSETS - 100%		$259,910

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8
Total	$8

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	December 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	December 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 28, 2017